Securities - Proceeds from Sales of Securities, Gross Realized Gains and Losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments Debt And Equity Securities [Abstract]
Sale proceeds	$ 1,810	$ 1,455	$ 17,570
Gross realized gains	1,785	94	47
Gross realized losses	0	0	43
Gains from securities called or settled by the issuer	$ 1	$ 0	$ 28